Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Equity Incentive Plan, as Amended Common Stock, $0.001 par value per share
Amount Registered | shares	2,800,000
Proposed Maximum Offering Price per Unit	3.1330
Maximum Aggregate Offering Price	$ 8,772,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,343.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Protara Therapeutics, Inc.’s (the “Registrant”) common stock, par value $0.001 per share (“Common Stock”) that may become issuable under the 2024 Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock. Represents shares of the Registrant’s Common Stock reserved for future grant under the 2024 Equity Incentive Plan, as amended. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Common Stock as reported on Nasdaq Global Market on August 5, 2025. The Registrant does not have any fee offsets.